Employee Benefit Plans Summary of all Directors' Restricted Stock Activity (Detail) - Non Employee Director Restricted Equity Awards - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Beginning of year	55,839	89,427	81,579
Add (deduct):
Granted	53,284	55,839	89,427
Vested	(55,839)	(89,427)	(81,579)
End of year	53,284	55,839	89,427
Weighted Average Grant Date Fair Value
Beginning of year	$ 33.24	$ 27.23	$ 25.45
Granted	40.54	33.24	27.23
Vested	33.24	27.23	25.45
End of year	$ 40.54	$ 33.24	$ 27.23